CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - KRW (₩) ₩ in Millions	Total	Share Capital	Capital Surplus	Other Components of Equity	Retained Earnings (Accumulated Deficit)	Attributable to Owners of the Parent Company Total	Non-Controlling Interest
Beginning Balance at Dec. 31, 2016	₩ 30,647	₩ 3,474	₩ 27,901	₩ (77)	₩ (94)	₩ 31,204	₩ (557)
Total comprehensive income (loss) for the year
Profit (loss) for the year	13,314				13,319	13,319	(5)
Foreign currency translation adjustments	37			37		37
Total comprehensive income (loss) for the year	13,351			37	13,319	13,356	(5)
Transaction with owners, recognized directly in equity
Disposition of deficit with capital surplus			(737)		737
Ending Balance at Dec. 31, 2017	43,998	3,474	27,164	(40)	13,962	44,560	(562)
Total comprehensive income (loss) for the year
Profit (loss) for the year	31,386				31,443	31,443	(57)
Foreign currency translation adjustments	178			178		178
Total comprehensive income (loss) for the year	31,564			178	31,443	31,621	(57)
Transaction with owners, recognized directly in equity
Equity transaction within consolidation scope	(10)		(23)			(23)	13
Ending Balance at Dec. 31, 2018	75,552	3,474	27,141	138	45,405	76,158	(606)
Total comprehensive income (loss) for the year
Profit (loss) for the year	39,730				39,876	39,876	(146)
Foreign currency translation adjustments	136			136		136
Total comprehensive income (loss) for the year	39,866			136	39,876	40,012	(146)
Transaction with owners, recognized directly in equity
Equity transaction within consolidation scope	(11)		(13)			(13)	2
Non-controlling interests	359				(613)	(613)	972
Ending Balance at Dec. 31, 2019	₩ 115,766	₩ 3,474	₩ 27,128	₩ 274	₩ 84,668	₩ 115,544	₩ 222